NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative)						1 Months Ended
	Apr. 20, 2023 USD ($)	Apr. 20, 2023 USD ($) shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 14, 2021 USD ($) shares	Sep. 14, 2021 USD ($) shares	Apr. 30, 2023 shares	Jul. 31, 2023 ft² $ / shares	Oct. 31, 2022 ft² $ / shares	Oct. 31, 2021 ft² $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired					$ 5,583,720
Number of shares issued | shares					4,900,000
Common stock price per share | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold | shares		2,000,000				2,000,000
Gross proceeds from sale of shares	$ 6,000,000	$ 6,000,000
South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired					$ 5,583,720
Business acquisition percentage				82.75%	82.75%
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage.				45.00%	45.00%		1.00%	29.00%	45.00%
Number of shares issued | shares				4,900,000	4,900,000
Trio LLC [Member] | South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage				82.75%	82.75%
Purchase And Sale Agreement [Member] | Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired				$ 300,000	$ 300,000
Non interest bearing notes payable			$ 3,700,000
Number of shares issued | shares			4,900,000
Common stock price per share | $ / shares			$ 0.0001
Acres of property | ft²							9,300	9,300
Working interest percentage								3.00%
Purchase And Sale Agreement [Member] | Trio LLC [Member] | South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage.				82.50%	82.50%
Business acquisition percentage				82.75%	82.75%
Purchase And Sale Agreements [Member] | Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acres of property | ft²								9,267	9,267